Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Shareholders' Equity

NOTE 4 – Shareholders’ Equity

September 2022 Registered Direct Offering

On September 14, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 15,100,000 ADSs in a registered direct offering (“September 2022 Registered Direct Offering”) at $0.85 per ADS for aggregate gross proceeds of approximately $12.8 million. The Company also entered into a letter agreement with A.G.P./Alliance Global Partners (the “September 2022 Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the September 2022 Registered Direct Offering, the Company issued to the investors registered Series A warrants to purchase an aggregate of 15,100,000 ADSs at $0.85 per ADS and registered Series B warrants to purchase an aggregate of 15,100,000 ADSs at $0.85 per ADS (See Note 3).

The Company determined that the Series A and Series B warrants (collectively, the “September 2022 Warrants”) represent freestanding financial instruments because based on the warrant term their volatility input would preclude an option contract from being considered indexed to an entity’s own stock. For this reason, the September 2022 Warrants should be recorded as liability-classified instruments in accordance with ASC 815-40-25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock and ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock.

In accordance with ASC 820, Fair Value Measurement, the Company measured the September 2022 Warrants at grant date fair value. The fair value related to warrants are classified within the Level 3 value hierarchy because it is based on external valuation models that contain certain unobservable inputs (See Note 3). The grant date fair value of the September 2022 Warrants totaled $14,798,000, which exceeded the $12,835,000 proceeds received from the sale of ADSs. The Company concluded that the September 2022 Registered Direct Offering was conducted on an arm’s length basis and it used an external subject matter valuation expert to determine the fair value of the warrants. The excess fair value over the proceeds received of $1,963,000 at grant date was recognized as a non-operating expense in the consolidated statement of operations and comprehensive loss.

In connection with the September 2022 Registered Direct Offering, the Company expensed $1.7 million of issuance costs associated with the September 2022 Warrants during the year ended December 31, 2022, which have been recognized as general and administrative expense in the consolidated statement of operations and comprehensive loss.

At December 31, 2022, the fair value of the September 2022 Warrants was $7,852,000.

March 2022 Registered Direct Offering

On March 10, 2022, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 7,440,833 ADSs in a registered direct offering (“March 2022 Registered Direct Offering”) at $1.20 per ADS for aggregate gross proceeds of approximately $8.9 million. The Company also entered into a letter agreement with Paulson Investment Company, LLC (the “March 2022 Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the March 2022 Registered Direct Offering, the Company issued to the investors registered warrants to purchase an aggregate of 3,720,409 ADSs at $1.40 per ADS (“March 2022 Investor Warrants”). The March 2022 Investor Warrants are immediately exercisable and will expire five years from issuance, subject to adjustment as set forth therein. The Company paid to the March 2022 Placement Agent an aggregate of $774,320 in placement agent fees and expenses and issued registered warrants to the March 2022 Placement Agent to purchase an aggregate of 297,633 ADS (“March 2022 Placement Agent Warrants”) on the same terms as the March 2022 Investor Warrants, except that the March 2022 Placement Agent Warrants are exercisable at $1.50 per ADS. Both the March 2022 Investor Warrants and the March 2022 Placement Agent Warrants (together the “March 2022 Warrants”) may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of March 2022 Warrants issued in connection with this registered direct offering amounted to 4,018,042, all of which were outstanding as of December 31, 2022.

December 2021 Registered Direct Offering

On December 29, 2021, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate of 4,311,019 ADSs in a registered direct offering (“December 2021 Registered Direct Offering”) at $1.40 per ADS for aggregate gross proceeds of approximately $6.0 million, which closed on January 5, 2022, of which approximately $1.1 million was received on December 31, 2021. The Company also entered into a letter agreement with Paulson Investment Company, LLC (the “December 2021 Placement Agent”) to serve as the placement agent for the Company in connection with this offering. In connection with the sale of the ADSs in the December 2021 Registered Direct Offering, the Company issued to the investors registered warrants to purchase an aggregate of 2,155,507 ADSs at $1.65 per ADS (“December 2021 Investor Warrants”). The December 2021 Investor Warrants are immediately exercisable and will expire five years from issuance, subject to adjustment as set forth therein. The Company paid to the December 2021 Placement Agent an aggregate of $542,834 in placement agent fees and expenses and issued registered warrants to the December 2021 Placement Agent to purchase an aggregate of 172,441 ADS (“December 2021 Placement Agent Warrants”) on the same terms as the December 2021 Investor Warrants, except that the December 2021 Placement Agent Warrants are exercisable at $1.75 per ADS. Both the December 2021 Investor Warrants and the December 2021 Placement Agent Warrants (together the “December 2021 Warrants”) may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of December 2021 Warrants issued in connection with this registered direct offering amounted to 2,327,948, all of which were outstanding as of December 31, 2022.

2021 Private Placements

On July 7, 2021, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Praxis Trustees Limited as trustee of Sonic Healthcare Holding Company EFRBS which is beneficially owned by Dr. Ray Prudo, the Company’s Chairman, providing for the issuance of an aggregate of 7,947,529 ADSs in a private placement at $1.55 per ADS for aggregate gross proceeds of approximately $12.3 million, which subsequently closed (the “2021 Private Placements”). The Company also entered into a letter agreement with Paulson Investment Company to serve as the placement agent for the Company in connection with this offering (the “July 2021 Placement Agent”).  In connection with the offering, on July 16, 2021, the Company issued to the July 2021 Placement Agent unregistered warrants to purchase a total of 398,384 ADSs at $2.32 per ADS (“July 2021 Warrants”). The July 2021 Warrants will expire five years from issuance and are immediately exercisable, subject to adjustment as set forth therein. Subject to certain conditions, the Company has the option to “call” the exercise of the warrants from time to time after any 10-consecutive trading day period during which the daily volume-weighted average price of the ADSs exceeds $3.00. The Company paid to the July 2021 Placement Agent an aggregate of $993,000 in placement agent fees and expenses. The July 2021 Warrants may be exercised on a cashless basis if nine months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS actually to be issued pursuant to the cashless exercise. The total amount of the July 2021 Warrants issued in connection with the 2021 Private Placements amounted to 398,384, all of which were outstanding as of December 31, 2022.

2020 Purchase Agreement and Registration Rights Agreement with Aspire Capital

On June 30, 2020, the Company entered into a Purchase Agreement (“2020 Purchase Agreement”) with Aspire Capital which expired after the contractual 30-month commitment period lapsed on January 27, 2023. Prior to expiration, Aspire Capital invested an aggregate of $8.0 million of the original purchase commitment out of $30.0 million available under the facility.

The 2020 Purchase Agreement provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $30.0 million of the Company’s ADSs, with each ADS representing one hundred (100) ordinary shares, during a 30-month period beginning on the effective date of a registration statement related to the transaction. Concurrently with entering into the 2020 Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended (the “Securities Act”), the sale of the Company’s securities that have been issued to Aspire Capital under the 2020 Purchase Agreement.

Under the 2020 Purchase Agreement, after the SEC declared effective the registration statement referred to above (which occurred in July 2020), on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 150,000 ADSs per business day and up to $30.0 million of the Company’s ADSs in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

●	the lowest sale price of the Company’s ADSs on the purchase date; or
●	the arithmetic average of the three (3) lowest closing sale prices for the ADSs during the ten (10) consecutive business days ending on the business day immediately preceding such Purchase Date (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction).

In addition, on any date on which the Company submitted a Purchase Notice to Aspire Capital in an amount of 150,000 ADSs, the Company also had the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of ADSs equal to up to 30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs. The purchase price per share pursuant to such VWAP Purchase Notice was generally 97% of the volume-weighted average price for the Company’s ADSs traded on its principal market on the VWAP Purchase Date.

The 2020 Purchase Agreement provided that the Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s ADSs is less than $0.25. Additionally, governing law in the United Kingdom, where the Company is incorporated, requires a minimum payment per ADS to be issued pursuant to a purchase notice equal to the nominal value of an ADS (i.e., $0.0001). There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company controlled the timing and number of sales of the Company’s ADSs to Aspire Capital. Aspire Capital had no right to require any sales by the Company but was obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

In accordance with ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock, since the ultimate floor price, which was effectively the nominal value of the ADS which was denominated in GBP at the time of entering into the 2018 Purchase agreement as well as the 2020 Purchase Agreement (together “the Purchase Agreements”) prior to the 2020 Redenomination, the number of shares issuable under the contract was impacted by foreign currency, therefore ASC 815-40-15-7 precluded the Purchase Agreements from being indexed to the Company’s own stock. The Company determined that the right to sell shares to Aspire Capital under the Purchase Agreements represents a freestanding put option that met the criteria of a derivative pursuant to ASC 815 Derivatives and Hedging. Since the purchase price per share pursuant to the Purchase Agreements was at the market, the Company concluded that the put option had a fair value of zero, and therefore no additional accounting related to the put option was required.

In consideration for entering into the 2020 Purchase Agreement, the Company agreed to issue to Aspire Capital 40,760,900 ordinary shares of the Company (the “2020 Commitment Shares”) which had a fair value of approximately $900,000. Since the Company has determined that the 2020 Purchase Agreement was considered a freestanding put option derivative in accordance with ASC 815 Derivatives and Hedging when entering into the agreement, the Company recorded the value of the 2020 Commitment Shares in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss. The 2020 Purchase Agreement could have been terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital had agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s securities during any time prior to the termination of the 2020 Purchase Agreement. Any proceeds the Company received under the 2020 Purchase Agreement were expected to be used for working capital and general corporate purposes.

During the year ended December 31, 2020, the Company sold to Aspire Capital 460,758,800 ordinary shares of the Company for gross proceeds of approximately $6,000,000. During the year ended December 31, 2021, the Company sold to Aspire Capital 117,647,100 ordinary shares of the Company for gross proceeds of approximately $2,000,001. No ordinary shares were sold to Aspire Capital during the year ended December 31, 2022.

Reclassification of Warrants to Shareholders’ Equity

Warrants issued prior to December 8, 2020 were originally determined to represent freestanding financial instruments whose foreign currency considerations pursuant to cash and cashless exercise required liability classification and should be recorded as liability-classified awards in accordance with ASC 815-40-25, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock and ASC 815-40-15, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock. These warrants were measured at their grant date fair value and subsequently remeasured at each reporting period with changes being recorded as a separate line item in the consolidated statements of operations and comprehensive loss. On December 8, 2020, the Company held a general meeting (“2020 General Meeting”) and changed the currency of its ordinary shares from pounds sterling to U.S. dollars (“2020 Redenomination”). Because of the 2020 Redenomination, the Company reassessed whether its financial instruments or other contracts that previously required derivative accounting within the scope of ASC 815 Financial Instruments either (a) no longer met the definition of a derivative or (b) met a scope exception to the derivative guidance due to a change in facts and circumstances. The Company concluded that due to the 2020 Redenomination, these warrants now met the requirements for classification as equity under ASC 815-40-25 as of December 8, 2020, the date of the 2020 General Meeting. The Company updated the carrying amount of the warrant liability to its fair value on December 8, 2020, with changes recorded in the consolidated statements of operations and comprehensive Loss and then reclassified the warrant liability balance to additional paid in capital within shareholders’ equity:

Fair value of
warrants liabilities
Balance at December 31, 2019	$1,014,868

Issuance of 2020 Warrants	2,749,369

Reclassification of warrant liability to shareholders’ equity upon exercise of 12,500 warrant ADSs	(7,874)

Change in fair value of liabilities related to warrants	(556,810)

Balance at December 8, 2020	3,199,553

Reclassification to additional-paid-in capital with in shareholders’ equity	(3,199,553)
Balance at December 31, 2020	$—

Warrants Issued in 2021 and 2022

Except for warrants issued in September 2022 (Note 3), the Company accounts for warrants issued to investors and a placement agent after December 8, 2020 as equity classified instruments, recorded to additional paid-in capital within shareholders’ equity on the consolidated balance sheets. The fair values were measured at their grant date with no subsequent remeasurement.

The Company determined that, at the time of their issuance, the July 2021 Warrants, the December 2021 Warrants and the March 2022 Warrants met the requirements for classification as equity under ASC 815-40-25. The costs directly attributable to realizing proceeds of issuing ADSs such as placement agent fees, commissions, legal and accounting fees pertaining to the financing and other external, incremental fees and expenses paid to advisors were recognized in additional paid-in capital within shareholders’ equity on the consolidated balance sheets. At July 16, 2021, the fair value of the July 2021 Warrants was $231,063 and was recorded within additional paid-in capital of shareholders’ equity. At January 4, 2022, the fair value of the December 2021 Warrants was $2,605,577 and was recorded within additional paid-in capital of shareholders’ equity. At March 10, 2022, the fair value of the March 2022 Warrants was $3,693,622 and was recorded within additional paid-in capital of shareholders’ equity.

Below are the assumptions used for the fair value calculations of the warrants issued in 2021:

July 16,
2021
Standard deviation	110.00%
Annual risk-free interest rate	0.79%
Required return on equity	17.00%
Expected life in years	4.98
Annual turnover rate	0.00%
Period risk-free rate	0.07%

Below are the assumptions used for the fair value calculations of warrants issued in 2022 (except the September 2022 Warrants):

	January 4,	March 10,
	2022	2022
Expected dividend yield	0%	0%
Expected volatility	110%	110%
Risk-free interest	1.4%	1.9%
Expected life in years	5.0	5.0

The following table summarizes the Company’s outstanding warrants as of December 31, 2022, 2021 and 2020:

		Balance	Warrants	Balance	Warrants	Balance
	Exercise	December 31,	Issued	December 31,	Issued	December 31,
Description	Price	2020	in 2021	2021	in 2022	2022
2019 Investor Warrants	$3.00	1,184,213	—	1,184,213	—	1,184,213
2019 Placement Warrants	$2.85	177,629	—	177,629	—	177,629
2020 Investor Warrants	$2.20	2,797,636	—	2,797,636	—	2,797,636
2020 Placement Warrants	$2.55	449,623	—	449,623	—	449,623
July 2021 Placement Agent Warrants	$2.32	—	398,384	398,384	—	398,384
December 2021 Investor Warrants	$1.65	—	—	—	2,155,507	2,155,507
December 2021 Placement Agent Warrants	$1.75	—	—	—	172,441	172,441
March 2022 Investor Warrants	$1.40	—	—	—	3,720,409	3,720,409
March 2022 Placement Agent Warrants	$1.50	—	—	—	297,633	297,633
September 2022 Series A Investor Warrants	$0.85	—	—	—	15,100,000	15,100,000
September 2022 Series B Investor Warrants	$0.85	—	—	—	15,100,000	15,100,000
		4,609,101	398,384	5,007,485	36,545,990	41,553,475